Trade and Other Receivables	12 Months Ended
Mar. 31, 2022
Disclosure Of Trade And Other Receivables [Abstract]
Trade and Other Receivables
21)	TRADE AND OTHER RECEIVABLES

	As at March 31
Particulars	2021	2022
Trade and other receivables, net of provision	19,403	29,464
Security deposits, net of provision	5,900	6,516
Interest accrued	1,549	3,408
Due from employees	479	235
Total	27,331	39,623
Non-current	2,154	3,713
Current	25,177	35,910
Total	27,331	39,623

The trade receivables primarily consists of airline, corporate and retail customers.

Security deposits include amounts paid in advance to suppliers of hotel and other services in order to guarantee the provision of those services.

The Group’s exposure to credit and currency risk is disclosed in note 5 and 35.

The information related to impairment losses related to trade and other receivables is disclosed in note 35.

Trade and other receivables from related parties are disclosed in note 38.